Filed pursuant to Rule 497(e)
                                                     Registration Nos. 333-66807
                                                                       811-09093

                                  E*TRADE FUNDS

                                 BOND INDEX FUND
                              E-COMMERCE INDEX FUND
                           FINANCIAL SECTOR INDEX FUND
                            INTERNATIONAL INDEX FUND
                            PREMIER MONEY MARKET FUND
                             RUSSELL 2000 INDEX FUND
                               S&P 500 INDEX FUND
                              TECHNOLOGY INDEX FUND
                                 (each a "Fund")

                        Supplement dated August 28, 2001
                            to each Fund's Prospectus
                   and Statement of Additional Information
                                dated May 1, 2001



      This Supplement updates certain information contained in the above-dated Prospectus and Statement of Additional Information ("SAI") for each Fund.

      At a meeting held on August 21, 2001, the Board of Trustees of E*TRADE Funds ("Trust") authorized the Trust to solicit the approval of the shareholders of each Fund: (i) to elect Trustees for the Trust and, in come cases, for the Master Investment Portfolio ("MIP") in which certain of the Funds invest all of their assets in a corresponding series of the MIP (each a "Master Portfolio") in a master-feeder structure; (ii) to approve the conversion of investment objectives from fundamental to non-fundamental for certain of the Funds and their Master Portfolios in order to permit those investment objectives to be amended in the future without a shareholder vote; and (iii) to approve changes to the fundamental investment policies of certain of the Funds and their Master Portfolios.

      Accordingly, the Trust has set a date of November 2, 2001, for a Special Meeting of Shareholders ("Special Meeting"), at which all persons who are shareholders of record of a Fund as of September 6, 2001 ("Record Date") will be asked to approve the proposals described briefly above to the extent that a proposal applies to that shareholder's respective Fund.

      The International Index Fund, Premier Money Market Fund, Russell 2000 Index Fund, and S&P 500 Index Fund are feeder funds (each a "Feeder Fund") in a master-feeder structure and invest all of their assets in a corresponding Master Portfolio" of the MIP. In this regard, MIP is also seeking the vote of its interestholders to approve matters for each Feeder Fund's Master Portfolio that are similar to those being submitted to shareholders of a Feeder Fund. If you are a shareholder in one of these Feeder Funds, the votes cast by you will, in turn, be "passed through" and cast by your Feeder Fund, as an interestholder in its respective Master Portfolio, in the same proportion as the votes cast by all Feeder Fund shareholders.

      The Bond Index Fund ("Bond Fund") also is currently a feeder fund in a master-feeder structure. However, Board has approved the Bond Fund's withdrawal from its corresponding Master Portfolio. Therefore, shareholders in the Bond Fund will not be asked to approve proposals relating to its corresponding Master Portfolio. Instead, for each proposal relating to the Bond Fund's Master Portfolio, the Bond Fund will vote its interests in its Master Portfolio in the same proportion as the vote of all other holders of interest (i.e., other feeder funds) in that Master Portfolio.

      Each proposal will be described in greater detail in a proxy statement, which is expected to be filed with the Securities and Exchange Commission on or about August 29, 2001. A definitive proxy statement is expected to be provided on or about September 14, 2001 to shareholders of record on the Record Date.

      If the proposals are approved by shareholders at the Special Meeting, the proposals will take effect promptly thereafter. The Prospectus and SAI for each Fund will be revised accordingly to reflect these changes if approved.

      You may obtain a copy of each Fund's Prospectus and SAI, as supplemented, without charge, at our Website (www.etrade.com). Information on the Website is not incorporated by reference into the Prospectus or SAI unless specifically noted.

                                                   Filed pursuant to Rule 497(e)
                                                     Registration Nos. 333-66807
                                                                       811-09093


                                  E*TRADE FUNDS
                                 BOND INDEX FUND

                        Supplement dated August 28, 2001
            to the Prospectus and Statement of Additional Information
                                dated May 1, 2001


      This Supplement updates certain information contained in the above-dated Prospectus and Statement of Additional Information ("SAI") for the Fund.

A.    Conversion to Actively Managed Fund and New Investment Advisory Agreement

      At a meeting held on August 21, 2001, the Board of Trustees ("Board") of E*TRADE Funds ("Trust") authorized the Trust to solicit the approval of the shareholders of the E*TRADE Bond Index Fund ("Fund") to (i) amend the investment objective of the Fund to convert the Fund to an actively managed fund from its current structure as an index fund and (ii) to approve a new investment advisory agreement for the Fund in order to increase the investment advisory fee paid to E*TRADE Asset Management, Inc. ("ETAM"), the Fund's current investment advisor.

      The Bond Index Fund is currently a feeder fund in a master-feeder structure and invests all of its assets in a corresponding master portfolio ("Master Portfolio"). In connection with the two proposals described above, the Board also approved the Fund's withdrawal from its corresponding Master Portfolio. Currently, the Fund is also a passively managed fund that tracks a specific index. If shareholders approve the proposed change to an actively managed fund, ETAM, the Fund's current investment advisor, would be free to allocate investments among various fixed income securities and would directly select and invest in fixed income securities for the Fund.

      The current advisory fee under the current advisory agreement is 0.10% of the Fund's average daily net assets, with 0.08% paid at the Master Portfolio level and 0.02% paid to ETAM at the feeder fund level. This fee structured was designed with the Fund as a passively managed feeder fund. If the proposed change to an actively managed fund is approved by shareholders, the entire advisory fee would be paid to ETAM. Subject to approval of the shareholders, the Board has approved an increase in the investment advisory fee paid by the Fund to ETAM to 0.25% of the average daily net assets of the Fund. In connection with this proposal, ETAM has also entered into a voluntary expense limitation agreement under which the total expenses of the Bond Fund will be capped at 0.65% of the average daily net assets until August 31, 2002.

      The Trust has set a date of November 2, 2001 for a Special Meeting of Shareholders ("Special Meeting") of the Trust, at which all persons who are shareholders of record of the Fund as of September 6, 2001 ("Record Date") will be asked to approve the two proposals described further above. If approved by shareholders, the conversion of the Fund to an actively managed fund and the new investment advisory agreement are expected to become effective before December 31, 2001. The Prospectus and SAI for the Fund will be revised accordingly to reflect these changes.

      Each proposal is described in more detail in a preliminary proxy statement of the Trust, that is expected to be filed with the Securities and Exchange Commission on or about August 29, 2001. The definitive proxy statement is expected to be provided on or about September 14, 2001 to shareholders of record on the Record Date.

B.    Increase in Initial Investment Minimums

      Effective on or about September 17, 2001, in the Fund's Prospectus, under the section titled "How to Buy, Sell and Exchange Shares," the table under the caption "STEP 3: Execute an Order to Buy/Sell/Exchange Shares," listing the minimum investment requirements for Fund shareholders, is replaced by the following table:

Minimum Investment Requirements:

For your initial investment in the Fund                       $2,500
To buy additional shares of the Fund                          $  250
Continuing minimum investment*                                $1,000
To invest in the Fund for your IRA, Roth IRA,                 $1,000
or one-person SEP account
To invest in the Fund for your Education IRA account          $1,000
To invest in the Fund for your UGMA/UTMA account              $1,000
To invest in the Fund for your SIMPLE, SEP-IRA,               $1,000
Profit Sharing or Money Purchase Pension Plan,
or 401(a) account
To invest in the Fund through a 401(k) Plan                   None


      You may obtain a copy of the Fund's Prospectus and SAI, as supplemented, without charge, at our Website (www.etrade.com). Information on the Website is not incorporated by reference into the Prospectus or SAI unless specifically noted.

                                                   Filed pursuant to Rule 497(e)
                                                     Registration Nos. 333-66807
                                                                       811-09093

                                  E*TRADE FUNDS
                              E-COMMERCE INDEX FUND

                        Supplement dated August 28, 2001
            to the Prospectus and Statement of Additional Information
                                dated May 1, 2001


      This Supplement updates certain information contained in the above-dated Prospectus and Statement of Additional Information ("SAI").

      At a meeting held on August 21, 2001, the Board of Trustees ("Board") of the E*TRADE Funds ("Trust") approved the reorganization of the E*TRADE E-Commerce Index Fund ("E-Commerce Fund") into the E*TRADE Technology Index Fund ("Technology Fund") ("Reorganization") and called for a special meeting of the shareholders of E-Commerce Fund to be held on November 2, 2001 ("Special Meeting"). All persons who are shareholders of record of the E-Commerce Fund as of September 6, 2001 ("Record Date") will be asked to vote on whether to approve a Plan of Reorganization with respect to that Reorganization. The Board believes the Reorganization is in the best interest of the E-Commerce Fund's shareholders because (1) the Technology Fund has substantially similar investment objectives and substantially similar investment policies as the E-Commerce Fund and (2) the Technology Fund offers the E-Commerce Fund's shareholders a fund with lower operating expenses while allowing those shareholders to continue to invest in a fund that invests in the on-line internet-related technology industry. By reorganizing the E-Commerce Fund into the larger Technology Fund, E*TRADE Funds' management believes that it can provide a better long-term value for investors.

      If the E-Commerce Fund shareholders approve the Reorganization, it is expected that on or about December 7, 2001, shareholders of E-Commerce Fund would receive shares of the Technology Fund having an aggregate value equal to the aggregate value of their shares of the E-Commerce Fund, as of the close of business on that day. The Reorganization is intended to be a tax-free reorganization so that shareholders of the E-Commerce Fund would face no tax liability as a result of the proposed Reorganization transaction.

      Existing shareholders of the E-Commerce Fund may redeem and exchange shares of the E-Commerce Fund for shares of any other series of Trust, subject to that series' minimum investment requirements. Existing shareholders electing to redeem or exchange their E-Commerce Fund shares will not be subject to any redemption fee or other charge.

      The Board plans to distribute a combined proxy statement/prospectus on or about September 17, 2001, to all shareholders of the E-Commerce Fund as of the Record Date.

      You may obtain a copy of the E-Commerce Fund's or the Technology Fund's Prospectus or SAI without charge at our website (www.etrade.com). Information on the website is not incorporated by reference into the Prospectus unless specifically noted.

                                                   Filed pursuant to Rule 497(e)
                                                     Registration Nos. 333-66807
                                                                       811-09093


                                  E*TRADE FUNDS
                           FINANCIAL SECTOR INDEX FUND

                        Supplement dated August 28, 2001
            to the Prospectus and Statement of Additional Information
                                dated May 1, 2001


      This Supplement updates certain information contained in the above-dated Prospectus and Statement of Additional Information.

      At a meeting held on August 21, 2001, the Board of Trustees of E*TRADE Funds ("Trust") approved a restructuring of the administrative services fee arrangement with E*TRADE Asset Management, Inc. ("ETAM"). Under the current Administrative Services Agreement, ETAM provides administrative services to the Fund and is responsible for all of the expenses of each Fund, other than advisory fees and the compensation payable under the Administrative Services Agreement. ETAM receives a "unitary" fee as compensation under the Administrative Services Agreement equal to a specified percentage of the average daily net assets of the Fund. The principal effect of restructuring the administrative fee arrangement is that the Fund will now be responsible for paying its own expenses directly out of Fund assets, rather than paying the "unitary" administrative fee to ETAM and ETAM paying for the Fund's expenses. Fund expenses include payments to ETAM (in each of its capacities) and to other service providers.

      Accordingly, the Fund has entered into (i) a Third Amended and Restated Administrative Services Agreement and (ii) a Shareholder Services Agreement with ETAM, each of which is expected to become effective on or about September 10, 2001. In connection with the administrative fee restructuring, ETAM also has agreed to limit the expenses of the Fund through at least August 31, 2001, pursuant to an Expense Limitation Agreement between the Fund and ETAM. Each of these agreements is described in the Fund's Prospectus as set forth further below.

      The implementation of these new fee arrangements will not result in any change in the total operating expenses for the Fund, which remains at 0.95% of the Fund's average daily net assets.

Prospectus

1. In the section titled "Fees and Expenses," the second table under the heading "Annual Fund Operating Expenses" is replaced with the following table. The first table and the Example have not been changed from the Prospectus dated May 1, 2001.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                     0.25%
Distribution (12b-1) Fees                                           None
Other Expenses                                                      3.42%
                                                                    -----
Total Annual Fund Operating Expenses                                3.67%
Fee Waiver and/or Expense Reimbursement*                            (2.72)%
                                                                    -------
Net Expenses                                                        0.95%

* The Fee Waiver/Expense Reimbursement reflects contractual arrangements between ETAM and the Fund to limit "Other Expenses" on an annualized basis through August 31, 2002.

2. In the section titled "Fund Management," the following descriptions are added after the third paragraph of the section.

      Administrator of the Fund. E*TRADE Asset Management, the Fund's Investment Advisor, also serves as the Fund's administrator. As the Fund's administrator, E*TRADE Asset Management provides administrative services directly or through sub-contracting, including: (i) coordinating the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) preparing or supervising the preparation of periodic reports to the Fund's shareholders; (iii) generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; and (iv) monitoring and reviewing the Fund's contracted services and expenditures. E*TRADE Asset Management also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an administrative services agreement with the Fund, E*TRADE Asset Management receives a fee equal to 0.15% of the average daily net assets of the Fund.

      Expense Limitation Agreement. In the interest of limiting expenses of the Fund E*TRADE Asset Management has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. Pursuant to that Expense Limitation Agreement, E*TRADE Asset Management has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.95% of the Fund's daily net assets.

      The Fund may at a later date reimburse to E*TRADE Asset Management the fees waived or limited and other expenses assumed and paid by E*TRADE Asset Management pursuant to the Expense Limitation Agreement provided the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which E*TRADE Asset Management may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by E*TRADE Asset Management and (ii) all other payments previously remitted by E*TRADE Asset Management to the Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to E*TRADE Asset Management with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by E*TRADE Asset Management to the Fund.

      Shareholder Servicing Agreement. Under a Shareholder Servicing Agreement, E*TRADE Asset Management also acts as shareholder servicing agent for the Fund. As shareholder servicing agent, E*TRADE Asset Management may provide the following services to shareholders or investors investing in shares of the Fund: support of telephone services in connection with the Fund; delivery of current prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a Trust shareholder vote; receiving, tabulating and transmitting proxies executed by or on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent the E*TRADE Asset Management is permitted to do so under applicable statutes, rules or regulation.

      Pursuant to this agreement, will receive a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, will be allowed to use the service fees it receives under this Shareholder Services Agreement to compensate its affiliates, including the E*TRADE Securities, Inc., the Trust's distributor, for shareholder services provided by such affiliate to the Fund.

3. Effective on or about September 17, 2001, in the Section titled "How to Buy, Sell and Exchange Shares," the table under the caption "STEP 3:
      Execute  an  Order  to  Buy/Sell/Exchange  Shares,"  listing  the  minimum investment requirements for Fund shareholders, is replaced by the following table:

Minimum Investment Requirements:

For your initial investment in the Fund                       $2,500
To buy additional shares of the Fund                          $  250
Continuing minimum investment*                                $1,000
To invest in the Fund for your IRA, Roth IRA,                 $1,000
or one-person SEP account
To invest in the Fund for your Education IRA account          $1,000
To invest in the Fund for your UGMA/UTMA account              $1,000
To invest in the Fund for your SIMPLE, SEP-IRA,               $1,000
Profit Sharing or Money Purchase Pension Plan,
or 401(a) account
To invest in the Fund through a 401(k) Plan                   None

Statement of Additional Information

1. The entire first paragraph under the section titled "Administrator of the Fund" is replaced with the following paragraph:

      Administrator of the Fund. E*TRADE Asset Management, the Fund's Investment Advisor, also serves as the Fund's administrator. As the Fund's administrator, E*TRADE Asset Management provides administrative services directly or through sub-contracting, including: (i) coordinating the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) preparing or supervising the preparation of periodic reports to the Fund's shareholders; (iii) generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; and (iv) monitoring and reviewing the Fund's contracted services and expenditures. E*TRADE Asset Management also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an administrative services agreement with the Fund, E*TRADE Asset Management receives a fee equal to 0.15% of the average daily net assets of the Fund.

2.    The  following  is  added  above  the  section  titled  "Custodian,   Fund
      Accounting Services Agent and Sub-administrator."

      Expense Limitation Agreement. In the interest of limiting expenses of the Fund E*TRADE Asset Management has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. Pursuant to that Expense Limitation Agreement, E*TRADE Asset Management has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.95% of the Fund's daily net assets.

      The Fund may at a later date reimburse to E*TRADE Asset Management the fees waived or limited and other expenses assumed and paid by E*TRADE Asset Management pursuant to the Expense Limitation Agreement provided the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which E*TRADE Asset Management may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by E*TRADE Asset Management and (ii) all other payments previously remitted by E*TRADE Asset Management to the Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to E*TRADE Asset Management with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by E*TRADE Asset Management to the Fund.

      Shareholder Servicing Agreement. Under a Shareholder Servicing Agreement, E*TRADE Asset Management also acts as shareholder servicing agent for the Fund. As shareholder servicing agent, E*TRADE Asset Management may provide the following services to shareholders or investors investing in shares of the Fund: support of telephone services in connection with the Fund; delivery of current prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a Trust shareholder vote; receiving, tabulating and transmitting proxies executed by or on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent the E*TRADE Asset Management is permitted to do so under applicable statutes, rules or regulation.

      Pursuant to this agreement, E*TRADE Asset Management will receive a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, E*TRADE Asset Management will be allowed to use the service fees it receives under this Shareholder Services Agreement to compensate its affiliates, including the E*TRADE Securities, Inc., the Trust's distributor, for shareholder services provided by such affiliate to the Fund.

3. The paragraph titled "Retail Shareholder Servicing Agent" is deleted in its entirety.

                                                   Filed pursuant to Rule 497(e)
                                                     Registration Nos. 333-66807
                                                                       811-09093


                                  E*TRADE FUNDS

                            INTERNATIONAL INDEX FUND

                        Supplement dated August 28, 2001
            to the Prospectus and Statement of Additional Information
                                dated May 1, 2001


      This Supplement updates certain information contained in the above-dated Prospectus and Statement of Additional Information.

      At a meeting held on August 21, 2001, the Board of Trustees of E*TRADE Funds ("Trust") approved a restructuring of the administrative services fee arrangement with E*TRADE Asset Management, Inc. ("ETAM"). Under the current Administrative Services Agreement, ETAM provides administrative services to the Fund and is responsible for all of the expenses of each Fund, other than advisory fees and the compensation payable under the Administrative Services Agreement. ETAM receives a "unitary" fee as compensation under the Administrative Services Agreement equal to a specified percentage of the average daily net assets of the Fund. The principal effect of restructuring the administrative fee arrangement is that the Fund will now be responsible for paying its own expenses directly out of Fund assets, rather than paying the "unitary" administrative fee to ETAM and ETAM paying for the Fund's expenses. Fund expenses include payments to ETAM (in each of its capacities) and to other service providers.

      Accordingly, the Fund has entered into (i) a Third Amended and Restated Administrative Services Agreement and (ii) a Shareholder Services Agreement with ETAM, each of which is expected to become effective on or about September 10, 2001. In connection with the administrative fee restructuring, ETAM also has agreed to limit the expenses of the Fund through at least August 31, 2001, pursuant to an Expense Limitation Agreement between the Fund and ETAM. Each of these agreements is described in the Fund's Prospectus as set forth further below.

      As a result of these new fee arrangements, the total operating expenses for the Fund has increased slightly from 0.55% of the Fund's average daily net assets to 0.65% of the Fund's average daily net assets.

Prospectus

1. In the section titled "Fees and Expenses," the second table under the heading "Annual Fund Operating Expenses" and the "Example" following the tables are both replaced with the following. The first table has not been changed from the Prospectus dated May 1, 2001.

Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)
Management Fees                                                     0.17%**
Distribution (12b-1) Fees                                           None
Other Expenses                                                      4.24%
                                                                    -----
Total Annual Fund Operating Expenses                                4.41%
Fee Waiver and/or Expense Reimbursement***                          (3.76)%
                                                                    -------
Net Expenses                                                        0.65%

* The cost reflects the expenses at both the Fund and the Master Portfolio levels.

** Management fees include a fee equal to 0.15% of daily net assets payable at the Master Portfolio level to its investment advisor and an investment advisory fee equal to 0.02% payable by the Fund to its investment advisor.

*** The Fee Waiver/Expense Reimbursement reflects contractual arrangements between ETAM and the Fund to limit "Other Expenses" on an annualized basis through August 31, 2002.


Example

      This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 year*             3 years*            5 years*            10 years*
        $68                 $212                $370                $828

* Reflects costs at both the Fund and Master Portfolio levels.


2. In the section titled "Fund Management," the following descriptions are added after the third paragraph of the section.

      Administrator of the Fund. E*TRADE Asset Management, the Fund's Investment Advisor, also serves as the Fund's administrator. As the Fund's administrator, E*TRADE Asset Management provides administrative services directly or through sub-contracting, including: (i) coordinating the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) preparing or supervising the preparation of periodic reports to the Fund's shareholders; (iii) generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; and (iv) monitoring and reviewing the Fund's contracted services and expenditures. E*TRADE Asset Management also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an administrative services agreement with the Fund, E*TRADE Asset Management receives a fee equal to 0.10% of the average daily net assets of the Fund.

      Expense Limitation Agreement. In the interest of limiting expenses of the Fund E*TRADE Asset Management has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. Pursuant to that Expense Limitation Agreement, E*TRADE Asset Management has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.65% of the Fund's daily net assets.

      The Fund may at a later date reimburse to E*TRADE Asset Management the fees waived or limited and other expenses assumed and paid by E*TRADE Asset Management pursuant to the Expense Limitation Agreement provided the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which E*TRADE Asset Management may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by E*TRADE Asset Management and (ii) all other payments previously remitted by E*TRADE Asset Management to the Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to E*TRADE Asset Management with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by E*TRADE Asset Management to the Fund.

      Shareholder Servicing Agreement. Under a Shareholder Servicing Agreement, E*TRADE Asset Management also acts as shareholder servicing agent for the Fund. As shareholder servicing agent, E*TRADE Asset Management may provide the following services to shareholders or investors investing in shares of the Fund: support of telephone services in connection with the Fund; delivery of current prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a Trust shareholder vote; receiving, tabulating and transmitting proxies executed by or on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent the E*TRADE Asset Management is permitted to do so under applicable statutes, rules or regulation.

      Pursuant to this agreement, will receive a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, will be allowed to use the service fees it receives under this Shareholder Services Agreement to compensate its affiliates, including the E*TRADE Securities, Inc., the Trust's distributor, for shareholder services provided by such affiliate to the Fund.

3. Effective on or about September 17, 2001, in the Section titled "How to Buy, Sell and Exchange Shares," the table under the caption "STEP 3:
      Execute  an  Order  to  Buy/Sell/Exchange  Shares,"  listing  the  minimum investment requirements for Fund shareholders, is replaced by the following table:

Minimum Investment Requirements:

For your initial investment in the Fund                       $2,500
To buy additional shares of the Fund                          $  250
Continuing minimum investment*                                $1,000
To invest in the Fund for your IRA, Roth IRA,                 $1,000
or one-person SEP account
To invest in the Fund for your Education IRA account          $1,000
To invest in the Fund for your UGMA/UTMA account              $1,000
To invest in the Fund for your SIMPLE, SEP-IRA,               $1,000
Profit Sharing or Money Purchase Pension Plan,
or 401(a) account
To invest in the Fund through a 401(k) Plan                   None


Statement of Additional Information

1. The entire first paragraph under the section titled "Administrator of the Fund" is replaced with the following paragraph:

      Administrator of the Fund. E*TRADE Asset Management, the Fund's Investment Advisor, also serves as the Fund's administrator. As the Fund's administrator, E*TRADE Asset Management provides administrative services directly or through sub-contracting, including: (i) coordinating the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) preparing or supervising the preparation of periodic reports to the Fund's shareholders; (iii) generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; and (iv) monitoring and reviewing the Fund's contracted services and expenditures. E*TRADE Asset Management also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an administrative services agreement with the Fund, E*TRADE Asset Management receives a fee equal to 0.10% of the average daily net assets of the Fund.

2.    The  following  is  added  above  the  section  titled  "Custodian,   Fund
      Accounting Services Agent and Sub-administrator."

      Expense Limitation Agreement. In the interest of limiting expenses of the Fund for a period of time, E*TRADE Asset Management has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. Pursuant to that Expense Limitation Agreement, E*TRADE Asset Management has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.65% of the Fund's daily net assets.

      The Fund may at a later date reimburse to E*TRADE Asset Management the fees waived or limited and other expenses assumed and paid by E*TRADE Asset Management pursuant to the Expense Limitation Agreement provided the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which E*TRADE Asset Management may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by E*TRADE Asset Management and (ii) all other payments previously remitted by E*TRADE Asset Management to the Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to E*TRADE Asset Management with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by E*TRADE Asset Management to the Fund.

      Shareholder Servicing Agreement. Under a Shareholder Servicing Agreement, E*TRADE Asset Management also acts as shareholder servicing agent for the Fund. As shareholder servicing agent, E*TRADE Asset Management may provide the following services to shareholders or investors investing in shares of the Fund: support of telephone services in connection with the Fund; delivery of current prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a Trust shareholder vote; receiving, tabulating and transmitting proxies executed by or on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent the E*TRADE Asset Management is permitted to do so under applicable statutes, rules or regulation.

      Pursuant to this agreement, E*TRADE Asset Management will receive a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, E*TRADE Asset Management will be allowed to use the service fees it receives under this Shareholder Services Agreement to compensate its affiliates, including the E*TRADE Securities, Inc., the Trust's distributor, for shareholder services provided by such affiliate to the Fund.

3. The paragraph titled "Retail Shareholder Servicing Agent" is deleted in its entirety.

                                                   Filed pursuant to Rule 497(e)
                                                     Registration Nos. 333-66807
                                                                       811-09093


                                  E*TRADE FUNDS
                            PREMIER MONEY MARKET FUND

                        Supplement dated August 28, 2001
            to the Prospectus and Statement of Additional Information
                                dated May 1, 2001


      This Supplement updates certain information contained in the above-dated Prospectus and Statement of Additional Information.

      At a meeting held on August 21, 2001, the Board of Trustees of E*TRADE Funds ("Trust") approved a restructuring of the administrative services fee arrangement with E*TRADE Asset Management, Inc. ("ETAM"). Under the current Administrative Services Agreement, ETAM provides administrative services to the Fund and is responsible for all of the expenses of each Fund, other than advisory fees and the compensation payable under the Administrative Services Agreement. ETAM receives a "unitary" fee as compensation under the Administrative Services Agreement equal to a specified percentage of the average daily net assets of the Fund. The principal effect of restructuring the administrative fee arrangement is that the Fund will now be responsible for paying its own expenses directly out of Fund assets, rather than paying the "unitary" administrative fee to ETAM and ETAM paying for the Fund's expenses. Fund expenses include payments to ETAM (in each of its capacities) and to other service providers.

      Accordingly, the Fund has entered into (i) a Third Amended and Restated Administrative Services Agreement and (ii) a Shareholder Services Agreement with ETAM, each of which is expected to become effective on or about September 10, 2001. In connection with the administrative fee restructuring, ETAM also has agreed to limit the expenses of the Fund through at least August 31, 2001, pursuant to an Expense Limitation Agreement between the Fund and ETAM. Each of these agreements is described in the Fund's Prospectus as set forth further below.

      As a result of these new fee arrangements, the total operating expenses for the Fund has increased slightly from 0.42% of the Fund's average daily net assets to 0.45% of the Fund's average daily net assets.

Prospectus

1. In the section titled "Fees and Expenses," the second table under the heading "Annual Fund Operating Expenses" and the "Example" following the tables are both replaced with the following. The first table has not been changed from the Prospectus dated May 1, 2001.

Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)
Management Fees                                                     0.12%**
Distribution (12b-1) Fees                                           None
Other Expenses                                                      0.48%
                                                                    -----
Total Annual Fund Operating Expenses                                0.60%
Fee Waiver and/or Expense Reimbursement***                          (0.15)%
                                                                    -------
Net Expenses                                                        0.45%

* The cost reflects the expenses at both the Fund and the Master Portfolio levels.

** Management fees include a fee equal to 0.10% of daily net assets payable at the Master Portfolio level to its investment advisor and an investment advisory fee equal to 0.02% payable by the Fund to its investment advisor.

*** The Fee Waiver/Expense Reimbursement reflects contractual arrangements between ETAM and the Fund to limit "Other Expenses" on an annualized basis through August 31, 2002.


Example

      This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 year*             3 years*            5 years*            10 years*
        $47                 $148                $258                $579

* Reflects costs at both the Fund and Master Portfolio levels.


2. In the section titled "Fund Management," the following descriptions are added after the third paragraph of the section.

      Administrator of the Fund. E*TRADE Asset Management, the Fund's Investment Advisor, also serves as the Fund's administrator. As the Fund's administrator, E*TRADE Asset Management provides administrative services directly or through sub-contracting, including: (i) coordinating the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) preparing or supervising the preparation of periodic reports to the Fund's shareholders; (iii) generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; and (iv) monitoring and reviewing the Fund's contracted services and expenditures. E*TRADE Asset Management also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an administrative services agreement with the Fund, E*TRADE Asset Management receives a fee equal to 0.10% of the average daily net assets of the Fund.

      Expense Limitation Agreement. In the interest of limiting expenses of the Fund E*TRADE Asset Management has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. Pursuant to that Expense Limitation Agreement, E*TRADE Asset Management has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.45% of the Fund's daily net assets.

      The Fund may at a later date reimburse to E*TRADE Asset Management the fees waived or limited and other expenses assumed and paid by E*TRADE Asset Management pursuant to the Expense Limitation Agreement provided the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which E*TRADE Asset Management may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by E*TRADE Asset Management and (ii) all other payments previously remitted by E*TRADE Asset Management to the Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to E*TRADE Asset Management with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by E*TRADE Asset Management to the Fund.

      Shareholder Servicing Agreement. Under a Shareholder Servicing Agreement, E*TRADE Asset Management also acts as shareholder servicing agent for the Fund. As shareholder servicing agent, E*TRADE Asset Management may provide the following services to shareholders or investors investing in shares of the Fund: support of telephone services in connection with the Fund; delivery of current prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a Trust shareholder vote; receiving, tabulating and transmitting proxies executed by or on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent the E*TRADE Asset Management is permitted to do so under applicable statutes, rules or regulation.

      Pursuant to this agreement, will receive a shareholder servicing fee equal to 0.20% of the average daily net assets of the Fund. In addition, will be allowed to use the service fees it receives under this Shareholder Services Agreement to compensate its affiliates, including the E*TRADE Securities, Inc., the Trust's distributor, for shareholder services provided by such affiliate to the Fund.

Statement of Additional Information

1. The entire first paragraph under the section titled "Administrator of the Fund" is replaced with the following paragraph:

      Administrator of the Fund. E*TRADE Asset Management, the Fund's Investment Advisor, also serves as the Fund's administrator. As the Fund's administrator, E*TRADE Asset Management provides administrative services directly or through sub-contracting, including: (i) coordinating the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) preparing or supervising the preparation of periodic reports to the Fund's shareholders; (iii) generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; and (iv) monitoring and reviewing the Fund's contracted services and expenditures. E*TRADE Asset Management also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an administrative services agreement with the Fund, E*TRADE Asset Management receives a fee equal to 0.10% of the average daily net assets of the Fund.

2.    The  following  is  added  above  the  section  titled  "Custodian,   Fund
      Accounting Services Agent and Sub-administrator."

      Expense Limitation Agreement. In the interest of limiting expenses of the Fund E*TRADE Asset Management has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. Pursuant to that Expense Limitation Agreement, E*TRADE Asset Management has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.45% of the Fund's daily net assets.

      The Fund may at a later date reimburse to E*TRADE Asset Management the fees waived or limited and other expenses assumed and paid by E*TRADE Asset Management pursuant to the Expense Limitation Agreement provided the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which E*TRADE Asset Management may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by E*TRADE Asset Management and (ii) all other payments previously remitted by E*TRADE Asset Management to the Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to E*TRADE Asset Management with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by E*TRADE Asset Management to the Fund.

      Shareholder Servicing Agreement. Under a Shareholder Servicing Agreement, E*TRADE Asset Management also acts as shareholder servicing agent for the Fund. As shareholder servicing agent, E*TRADE Asset Management may provide the following services to shareholders or investors investing in shares of the Fund: support of telephone services in connection with the Fund; delivery of current prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a Trust shareholder vote; receiving, tabulating and transmitting proxies executed by or on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent the E*TRADE Asset Management is permitted to do so under applicable statutes, rules or regulation.

      Pursuant to this agreement, E*TRADE Asset Management will receive a shareholder servicing fee equal to 0.20% of the average daily net assets of the Fund. In addition, E*TRADE Asset Management will be allowed to use the service fees it receives under this Shareholder Services Agreement to compensate its affiliates, including the E*TRADE Securities, Inc., the Trust's distributor, for shareholder services provided by such affiliate to the Fund.

3. The paragraph titled "Retail Shareholder Servicing Agent" is deleted in its entirety.

                                                   Filed pursuant to Rule 497(e)
                                                     Registration Nos. 333-66807
                                                                       811-09093


                                  E*TRADE FUNDS

                             RUSSELL 2000 INDEX FUND

                        Supplement dated August 28, 2001
            to the Prospectus and Statement of Additional Information
                                dated May 1, 2001


      This Supplement updates certain information contained in the above-dated Prospectus and Statement of Additional Information.

      At a meeting held on August 21, 2001, the Board of Trustees of E*TRADE Funds ("Trust") approved a restructuring of the administrative services fee arrangement with E*TRADE Asset Management, Inc. ("ETAM"). Under the current Administrative Services Agreement, ETAM provides administrative services to the Fund and is responsible for all of the expenses of each Fund, other than advisory fees and the compensation payable under the Administrative Services Agreement. ETAM receives a "unitary" fee as compensation under the Administrative Services Agreement equal to a specified percentage of the average daily net assets of the Fund. The principal effect of restructuring the administrative fee arrangement is that the Fund will now be responsible for paying its own expenses directly out of Fund assets, rather than paying the "unitary" administrative fee to ETAM and ETAM paying for the Fund's expenses. Fund expenses include payments to ETAM (in each of its capacities) and to other service providers.

      Accordingly, the Fund has entered into (i) a Third Amended and Restated Administrative Services Agreement and (ii) a Shareholder Services Agreement with ETAM, each of which is expected to become effective on or about September 10, 2001. In connection with the administrative fee restructuring, ETAM also has agreed to limit the expenses of the Fund through at least August 31, 2001, pursuant to an Expense Limitation Agreement between the Fund and ETAM. Each of these agreements is described in the Fund's Prospectus as set forth further below.

      The implementation of these new fee arrangements will not result in any change in the total operating expenses for the Fund, which remains at 0.65% of the Fund's average daily net assets.

Prospectus

1. In the section titled "Fees and Expenses," the second table under the heading "Annual Fund Operating Expenses" is replaced with the following table. The first table and the Example have not been changed from the Prospectus dated May 1, 2001.

Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)
Management Fees                                                     0.10%**
Distribution (12b-1) Fees                                           None
Other Expenses                                                      2.40%
                                                                    -----
Total Annual Fund Operating Expenses                                2.50%
Fee Waiver and/or Expense Reimbursement***                          (1.85)%
                                                                    -------
Net Expenses                                                        0.65%

* The cost reflects the expenses at both the Fund and the Master Portfolio levels.

** Management fees include a fee equal to 0.08% of daily net assets payable at the Master Portfolio level to its investment advisor and an investment advisory fee equal to 0.02% payable by the Fund to its investment advisor.

*** The Fee Waiver/Expense Reimbursement reflects contractual arrangements between ETAM and the Fund to limit "Other Expenses" on an annualized basis through August 31, 2002.


2. In the section titled "Fund Management," the following descriptions are added after the third paragraph of the section.

      Administrator of the Fund. E*TRADE Asset Management, the Fund's Investment Advisor, also serves as the Fund's administrator. As the Fund's administrator, E*TRADE Asset Management provides administrative services directly or through sub-contracting, including: (i) coordinating the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) preparing or supervising the preparation of periodic reports to the Fund's shareholders; (iii) generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; and (iv) monitoring and reviewing the Fund's contracted services and expenditures. E*TRADE Asset Management also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an administrative services agreement with the Fund, E*TRADE Asset Management receives a fee equal to 0.15% of the average daily net assets of the Fund.

      Expense Limitation Agreement. In the interest of limiting expenses of the Fund E*TRADE Asset Management has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. Pursuant to that Expense Limitation Agreement, E*TRADE Asset Management has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.65% of the Fund's daily net assets.

      The Fund may at a later date reimburse to E*TRADE Asset Management the fees waived or limited and other expenses assumed and paid by E*TRADE Asset Management pursuant to the Expense Limitation Agreement provided the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which E*TRADE Asset Management may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by E*TRADE Asset Management and (ii) all other payments previously remitted by E*TRADE Asset Management to the Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to E*TRADE Asset Management with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by E*TRADE Asset Management to the Fund.

      Shareholder Servicing Agreement. Under a Shareholder Servicing Agreement, E*TRADE Asset Management also acts as shareholder servicing agent for the Fund. As shareholder servicing agent, E*TRADE Asset Management may provide the following services to shareholders or investors investing in shares of the Fund: support of telephone services in connection with the Fund; delivery of current prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a Trust shareholder vote; receiving, tabulating and transmitting proxies executed by or on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent the E*TRADE Asset Management is permitted to do so under applicable statutes, rules or regulation.

      Pursuant to this agreement, will receive a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, will be allowed to use the service fees it receives under this Shareholder Services Agreement to compensate its affiliates, including the E*TRADE Securities, Inc., the Trust's distributor, for shareholder services provided by such affiliate to the Fund.

3. Effective on or about September 17, 2001, in the Section titled "How to Buy, Sell and Exchange Shares," the table under the caption "STEP 3:
      Execute  an  Order  to  Buy/Sell/Exchange  Shares,"  listing  the  minimum investment requirements for Fund shareholders, is replaced by the following table:

Minimum Investment Requirements:

For your initial investment in the Fund                       $2,500
To buy additional shares of the Fund                          $  250
Continuing minimum investment*                                $1,000
To invest in the Fund for your IRA, Roth IRA,                 $1,000
or one-person SEP account
To invest in the Fund for your Education IRA account          $1,000
To invest in the Fund for your UGMA/UTMA account              $1,000
To invest in the Fund for your SIMPLE, SEP-IRA,               $1,000
Profit Sharing or Money Purchase Pension Plan,
or 401(a) account
To invest in the Fund through a 401(k) Plan                   None

Statement of Additional Information

1. The entire first paragraph under the section titled "Administrator of the Fund" is replaced with the following paragraph:

      Administrator of the Fund. E*TRADE Asset Management, the Fund's Investment Advisor, also serves as the Fund's administrator. As the Fund's administrator, E*TRADE Asset Management provides administrative services directly or through sub-contracting, including: (i) coordinating the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) preparing or supervising the preparation of periodic reports to the Fund's shareholders; (iii) generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; and (iv) monitoring and reviewing the Fund's contracted services and expenditures. E*TRADE Asset Management also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an administrative services agreement with the Fund, E*TRADE Asset Management receives a fee equal to 0.15% of the average daily net assets of the Fund.

2.    The  following  is  added  above  the  section  titled  "Custodian,   Fund
      Accounting Services Agent and Sub-administrator."

      Expense Limitation Agreement. In the interest of limiting expenses of the Fund E*TRADE Asset Management has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. Pursuant to that Expense Limitation Agreement, E*TRADE Asset Management has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.65% of the Fund's daily net assets.

      The Fund may at a later date reimburse to E*TRADE Asset Management the fees waived or limited and other expenses assumed and paid by E*TRADE Asset Management pursuant to the Expense Limitation Agreement provided the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which E*TRADE Asset Management may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by E*TRADE Asset Management and (ii) all other payments previously remitted by E*TRADE Asset Management to the Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to E*TRADE Asset Management with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by E*TRADE Asset Management to the Fund.

      Shareholder Servicing Agreement. Under a Shareholder Servicing Agreement, E*TRADE Asset Management also acts as shareholder servicing agent for the Fund. As shareholder servicing agent, E*TRADE Asset Management may provide the following services to shareholders or investors investing in shares of the Fund: support of telephone services in connection with the Fund; delivery of current prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a Trust shareholder vote; receiving, tabulating and transmitting proxies executed by or on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent the E*TRADE Asset Management is permitted to do so under applicable statutes, rules or regulation.

      Pursuant to this agreement, E*TRADE Asset Management will receive a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, E*TRADE Asset Management will be allowed to use the service fees it receives under this Shareholder Services Agreement to compensate its affiliates, including the E*TRADE Securities, Inc., the Trust's distributor, for shareholder services provided by such affiliate to the Fund.

3. The paragraph titled "Retail Shareholder Servicing Agent" is deleted in its entirety.

                                                   Filed pursuant to Rule 497(e)
                                                     Registration Nos. 333-66807
                                                                       811-09093


                                  E*TRADE FUNDS
                               S&P 500 INDEX FUND

                        Supplement dated August 28, 2001
            to the Prospectus and Statement of Additional Information
                                dated May 1, 2001


      This Supplement updates certain information contained in the above-dated Prospectus and Statement of Additional Information.

      At a meeting held on August 21, 2001, the Board of Trustees of E*TRADE Funds ("Trust") approved a restructuring of the administrative services fee arrangement with E*TRADE Asset Management, Inc. ("ETAM"). Under the current Administrative Services Agreement, ETAM provides administrative services to the Fund and is responsible for all of the expenses of each Fund, other than advisory fees and the compensation payable under the Administrative Services Agreement. ETAM receives a "unitary" fee as compensation under the Administrative Services Agreement equal to a specified percentage of the average daily net assets of the Fund. The principal effect of restructuring the administrative fee arrangement is that the Fund will now be responsible for paying its own expenses directly out of Fund assets, rather than paying the "unitary" administrative fee to ETAM and ETAM paying for the Fund's expenses. Fund expenses include payments to ETAM (in each of its capacities) and to other service providers.

      Accordingly, the Fund has entered into (i) a Third Amended and Restated Administrative Services Agreement and (ii) a Shareholder Services Agreement with ETAM, each of which is expected to become effective on or about September 10, 2001. In connection with the administrative fee restructuring, ETAM also has agreed to limit the expenses of the Fund through at least August 31, 2001, pursuant to an Expense Limitation Agreement between the Fund and ETAM. Each of these agreements is described in the Fund's Prospectus as set forth further below.

      As a result of these new fee arrangements, the total operating expenses for the Fund has increased slightly from 0.32% of the Fund's average daily net assets to 0.40% of the Fund's average daily net assets.

Prospectus

1. In the section titled "Fees and Expenses," the second table under the heading "Annual Fund Operating Expenses" and the "Example" following the tables are both replaced with the following. The first table has not been changed from the Prospectus dated May 1, 2001.

Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)
Management Fees                                                     0.07%**
Distribution (12b-1) Fees                                           None
Other Expenses                                                      0.88%
                                                                    -----
Total Annual Fund Operating Expenses                                0.95%
Fee Waiver and/or Expense Reimbursement***                          (0.55)%
                                                                    ------
Net Expenses                                                        0.40%

* The cost reflects the expenses at both the Fund and the Master Portfolio levels.

** Management fees include a fee equal to 0.05% of daily net assets payable at the Master Portfolio level to its investment advisor and an investment advisory fee equal to 0.02% payable by the Fund to its investment advisor.

*** The Fee Waiver/Expense Reimbursement reflects contractual arrangements between ETAM and the Fund to limit "Other Expenses" on an annualized basis through August 31, 2002.


Example

      This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 year*             3 years*            5 years*            10 years*
        $42                 $131                $229                $517

* Reflects costs at both the Fund and Master Portfolio levels.


2. In the section titled "Fund Management," the following descriptions are added after the third paragraph of the section.

      Administrator of the Fund. E*TRADE Asset Management, the Fund's Investment Advisor, also serves as the Fund's administrator. As the Fund's administrator, E*TRADE Asset Management provides administrative services directly or through sub-contracting, including: (i) coordinating the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) preparing or supervising the preparation of periodic reports to the Fund's shareholders; (iii) generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; and (iv) monitoring and reviewing the Fund's contracted services and expenditures. E*TRADE Asset Management also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an administrative services agreement with the Fund, E*TRADE Asset Management receives a fee equal to 0.10% of the average daily net assets of the Fund.

      Expense Limitation Agreement. In the interest of limiting expenses of the Fund E*TRADE Asset Management has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. Pursuant to that Expense Limitation Agreement, E*TRADE Asset Management has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.40% of the Fund's daily net assets.

      The Fund may at a later date reimburse to E*TRADE Asset Management the fees waived or limited and other expenses assumed and paid by E*TRADE Asset Management pursuant to the Expense Limitation Agreement provided the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which E*TRADE Asset Management may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by E*TRADE Asset Management and (ii) all other payments previously remitted by E*TRADE Asset Management to the Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to E*TRADE Asset Management with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by E*TRADE Asset Management to the Fund.

      Shareholder Servicing Agreement. Under a Shareholder Servicing Agreement, E*TRADE Asset Management also acts as shareholder servicing agent for the Fund. As shareholder servicing agent, E*TRADE Asset Management may provide the following services to shareholders or investors investing in shares of the Fund: support of telephone services in connection with the Fund; delivery of current prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a Trust shareholder vote; receiving, tabulating and transmitting proxies executed by or on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent the E*TRADE Asset Management is permitted to do so under applicable statutes, rules or regulation.

      Pursuant to this agreement, will receive a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, will be allowed to use the service fees it receives under this Shareholder Services Agreement to compensate its affiliates, including the E*TRADE Securities, Inc., the Trust's distributor, for shareholder services provided by such affiliate to the Fund.

3. Effective on or about September 17, 2001, in the Section titled "How to Buy, Sell and Exchange Shares," the table under the caption "STEP 3:
      Execute  an  Order  to  Buy/Sell/Exchange  Shares,"  listing  the  minimum investment requirements for Fund shareholders, is replaced by the following table:

Minimum Investment Requirements:

For your initial investment in the Fund                       $2,500
To buy additional shares of the Fund                          $  250
Continuing minimum investment*                                $1,000
To invest in the Fund for your IRA, Roth IRA,                 $1,000
or one-person SEP account
To invest in the Fund for your Education IRA account          $1,000
To invest in the Fund for your UGMA/UTMA account              $1,000
To invest in the Fund for your SIMPLE, SEP-IRA,               $1,000
Profit Sharing or Money Purchase Pension Plan,
or 401(a) account
To invest in the Fund through a 401(k) Plan                   None


Statement of Additional Information

1. The entire first paragraph under the section titled "Administrator of the Fund" is replaced with the following paragraph:

      Administrator of the Fund. E*TRADE Asset Management, the Fund's Investment Advisor, also serves as the Fund's administrator. As the Fund's administrator, E*TRADE Asset Management provides administrative services directly or through sub-contracting, including: (i) coordinating the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) preparing or supervising the preparation of periodic reports to the Fund's shareholders; (iii) generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; and (iv) monitoring and reviewing the Fund's contracted services and expenditures. E*TRADE Asset Management also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an administrative services agreement with the Fund, E*TRADE Asset Management receives a fee equal to 0.10% of the average daily net assets of the Fund.

2.    The  following  is  added  above  the  section  titled  "Custodian,   Fund
      Accounting Services Agent and Sub-administrator."

      Expense Limitation Agreement. In the interest of limiting expenses of the Fund E*TRADE Asset Management has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. Pursuant to that Expense Limitation Agreement, E*TRADE Asset Management has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.40% of the Fund's daily net assets.

      The Fund may at a later date reimburse to E*TRADE Asset Management the fees waived or limited and other expenses assumed and paid by E*TRADE Asset Management pursuant to the Expense Limitation Agreement provided the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which E*TRADE Asset Management may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by E*TRADE Asset Management and (ii) all other payments previously remitted by E*TRADE Asset Management to the Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to E*TRADE Asset Management with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by E*TRADE Asset Management to the Fund.

      Shareholder Servicing Agreement. Under a Shareholder Servicing Agreement, E*TRADE Asset Management also acts as shareholder servicing agent for the Fund. As shareholder servicing agent, E*TRADE Asset Management may provide the following services to shareholders or investors investing in shares of the Fund: support of telephone services in connection with the Fund; delivery of current prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a Trust shareholder vote; receiving, tabulating and transmitting proxies executed by or on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent the E*TRADE Asset Management is permitted to do so under applicable statutes, rules or regulation.

      Pursuant to this agreement, will receive a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, will be allowed to use the service fees it receives under this Shareholder Services Agreement to compensate its affiliates, including the E*TRADE Securities, Inc., the Trust's distributor, for shareholder services provided by such affiliate to the Fund.

3. The paragraph titled "Retail Shareholder Servicing Agent" is deleted in its entirety.

                                                   Filed pursuant to Rule 497(e)
                                                     Registration Nos. 333-66807
                                                                       811-09093


                                  E*TRADE FUNDS
                              TECHNOLOGY INDEX FUND

                        Supplement dated August 28, 2001
            to the Prospectus and Statement of Additional Information
                                dated May 1, 2001



      This Supplement updates certain information contained in the above-dated Prospectus and Statement of Additional Information.

      At a meeting held on August 21, 2001, the Board of Trustees of E*TRADE Funds ("Trust") approved a restructuring of the administrative services fee arrangement with E*TRADE Asset Management, Inc. ("ETAM"). Under the current Administrative Services Agreement, ETAM provides administrative services to the Fund and is responsible for all of the expenses of each Fund, other than advisory fees and the compensation payable under the Administrative Services Agreement. ETAM receives a "unitary" fee as compensation under the Administrative Services Agreement equal to a specified percentage of the average daily net assets of the Fund. The principal effect of restructuring the administrative fee arrangement is that the Fund will now be responsible for paying its own expenses directly out of Fund assets, rather than paying the "unitary" administrative fee to ETAM and ETAM paying for the Fund's expenses. Fund expenses include payments to ETAM (in each of its capacities) and to other service providers.

      Accordingly, the Fund has entered into (i) a Third Amended and Restated Administrative Services Agreement and (ii) a Shareholder Services Agreement with ETAM, each of which is expected to become effective on or about September 10, 2001. In connection with the administrative fee restructuring, ETAM also has agreed to limit the expenses of the Fund through at least August 31, 2001, pursuant to an Expense Limitation Agreement between the Fund and ETAM. Each of these agreements is described in the Fund's Prospectus as set forth further below.

      The implementation of these new fee arrangements will not result in any change in the total operating expenses for the Fund, which remains at 0.85% of the Fund's average daily net assets.

Prospectus

1. In the section titled "Fees and Expenses," the second table under the heading "Annual Fund Operating Expenses" is replaced with the following table. The first table and the Example have not been changed from the Prospectus dated May 1, 2001.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees                                                     0.25%
Distribution (12b-1) Fees                                           None
Other Expenses                                                      1.26%
                                                                    -----
Total Annual Fund Operating Expenses                                1.51%
Fee Waiver and/or Expense Reimbursement*                            (0.66)%
                                                                    -------
Net Expenses                                                        0.85%

* The Fee Waiver/Expense Reimbursement reflects contractual arrangements between ETAM and the Fund to limit "Other Expenses" on an annualized basis through August 31, 2002.


2. In the section titled "Fund Management," the following descriptions are added after the third paragraph of the section.

      Administrator of the Fund. E*TRADE Asset Management, the Fund's Investment Advisor, also serves as the Fund's administrator. As the Fund's administrator, E*TRADE Asset Management provides administrative services directly or through sub-contracting, including: (i) coordinating the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) preparing or supervising the preparation of periodic reports to the Fund's shareholders; (iii) generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; and (iv) monitoring and reviewing the Fund's contracted services and expenditures. E*TRADE Asset Management also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an administrative services agreement with the Fund, E*TRADE Asset Management receives a fee equal to 0.15% of the average daily net assets of the Fund.

      Expense Limitation Agreement. In the interest of limiting expenses of the Fund E*TRADE Asset Management has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. Pursuant to that Expense Limitation Agreement, E*TRADE Asset Management has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.85% of the Fund's daily net assets.

      The Fund may at a later date reimburse to E*TRADE Asset Management the fees waived or limited and other expenses assumed and paid by E*TRADE Asset Management pursuant to the Expense Limitation Agreement provided the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which E*TRADE Asset Management may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by E*TRADE Asset Management and (ii) all other payments previously remitted by E*TRADE Asset Management to the Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to E*TRADE Asset Management with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by E*TRADE Asset Management to the Fund.

      Shareholder Servicing Agreement. Under a Shareholder Servicing Agreement, E*TRADE Asset Management also acts as shareholder servicing agent for the Fund. As shareholder servicing agent, E*TRADE Asset Management may provide the following services to shareholders or investors investing in shares of the Fund: support of telephone services in connection with the Fund; delivery of current prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a Trust shareholder vote; receiving, tabulating and transmitting proxies executed by or on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent the E*TRADE Asset Management is permitted to do so under applicable statutes, rules or regulation.

      Pursuant to this agreement, will receive a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, will be allowed to use the service fees it receives under this Shareholder Services Agreement to compensate its affiliates, including the E*TRADE Securities, Inc., the Trust's distributor, for shareholder services provided by such affiliate to the Fund.

3. Effective on or about September 17, 2001, in the Section titled "How to Buy, Sell and Exchange Shares," the table under the caption "STEP 3:
      Execute  an  Order  to  Buy/Sell/Exchange  Shares,"  listing  the  minimum investment requirements for Fund shareholders, is replaced by the following table:

Minimum Investment Requirements:

For your initial investment in the Fund                       $2,500
To buy additional shares of the Fund                          $  250
Continuing minimum investment*                                $1,000
To invest in the Fund for your IRA, Roth IRA,                 $1,000
or one-person SEP account
To invest in the Fund for your Education IRA account          $1,000
To invest in the Fund for your UGMA/UTMA account              $1,000
To invest in the Fund for your SIMPLE, SEP-IRA,               $1,000
Profit Sharing or Money Purchase Pension Plan,
or 401(a) account
To invest in the Fund through a 401(k) Plan                   None


Statement of Additional Information

1. The entire first paragraph under the section titled "Administrator of the Fund" is replaced with the following paragraph:

      Administrator of the Fund. E*TRADE Asset Management, the Fund's Investment Advisor, also serves as the Fund's administrator. As the Fund's administrator, E*TRADE Asset Management provides administrative services directly or through sub-contracting, including: (i) coordinating the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; (ii) preparing or supervising the preparation of periodic reports to the Fund's shareholders; (iii) generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; and (iv) monitoring and reviewing the Fund's contracted services and expenditures. E*TRADE Asset Management also furnishes office space and certain facilities required for conducting the business of the Fund. Pursuant to an administrative services agreement with the Fund, E*TRADE Asset Management receives a fee equal to 0.15% of the average daily net assets of the Fund.

2.    The  following  is  added  above  the  section  titled  "Custodian,   Fund
      Accounting Services Agent and Sub-administrator."

      Expense Limitation Agreement. In the interest of limiting expenses of the Fund E*TRADE Asset Management has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. Pursuant to that Expense Limitation Agreement, E*TRADE Asset Management has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.85% of the Fund's daily net assets.

      The Fund may at a later date reimburse to E*TRADE Asset Management the fees waived or limited and other expenses assumed and paid by E*TRADE Asset Management pursuant to the Expense Limitation Agreement provided the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which E*TRADE Asset Management may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by E*TRADE Asset Management and (ii) all other payments previously remitted by E*TRADE Asset Management to the Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to E*TRADE Asset Management with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by E*TRADE Asset Management to the Fund.

      Shareholder Servicing Agreement. Under a Shareholder Servicing Agreement, E*TRADE Asset Management also acts as shareholder servicing agent for the Fund. As shareholder servicing agent, E*TRADE Asset Management may provide the following services to shareholders or investors investing in shares of the Fund: support of telephone services in connection with the Fund; delivery of current prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a Trust shareholder vote; receiving, tabulating and transmitting proxies executed by or on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent the E*TRADE Asset Management is permitted to do so under applicable statutes, rules or regulation.

      Pursuant to this agreement, E*TRADE Asset Management will receive a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, E*TRADE Asset Management will be allowed to use the service fees it receives under this Shareholder Services Agreement to compensate its affiliates, including the E*TRADE Securities, Inc., the Trust's distributor, for shareholder services provided by such affiliate to the Fund.

3. The paragraph titled "Retail Shareholder Servicing Agent" is deleted in its entirety.